Schedule II.-Valuation and Qualifying Accounts and Reserves (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Restructuring cost
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		¥ 480	¥ 2,850	¥ 252
Acquisitions		0	0	0
Addition: Charged to costs and expenses		145	0	2,781
Deduction		(480)	(2,373)	(187)
Translation adjustment		0	3	4
Balance at end of period		145	480	2,850
Restructuring cost | Closed office lease obligations
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		0
Acquisitions		0
Addition: Charged to costs and expenses		23
Deduction		0
Translation adjustment		0
Balance at end of period		23	0
Restructuring cost | Severance and other benefits to terminated employees
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		480	2,850	252
Acquisitions		0	0	0
Addition: Charged to costs and expenses		122	0	2,781
Deduction		(480)	(2,373)	(187)
Translation adjustment		0	3	4
Balance at end of period		122	480	2,850
Valuation Allowance of Deferred Tax Assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		37,287	35,155	21,560
Acquisitions		0	143	1,403
Addition: Charged to costs and expenses		12,714	4,123	13,414
Deduction	[1]	(12,233)	(2,814)	(2,445)
Other	[2]	1,278	680	1,223
Balance at end of period		¥ 39,046	¥ 37,287	¥ 35,155

[1]	The amount of deduction includes benefits recognized in income tax expense, expiration of loss carryforwards and sales of subsidiaries. The amounts of benefits recognized in earnings due to the utilization of net operation loss carry forwards were ¥1,742 million in fiscal 2022, ¥1,465 million in fiscal 2023 and ¥3,660 million in fiscal 2024.
[2]	The amount of other includes mainly translation adjustment.